STOCK-BASED COMPENSATION (Details)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012 CAD	Dec. 31, 2011 CAD	Mar. 31, 2012 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan CAD	Mar. 31, 2012 Employee Stock Option Plan CAD
Stock options activity
Granted (in shares)	3,228,000	2,574,785	3,228,000	2,574,785
Forfeited (in shares)	90,000	91,750	90,000	91,750
Expired (in shares)	449,150		449,150
Options outstanding, end of year (in shares)	11,647,901		11,647,901	8,959,051
Options exercisable at end of period (in shares)			7,246,739
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)					56.29
Granted, weighted average exercise price (in Canadian dollars per share)	36.96	76.56	$ 36.96	76.56
Forfeited, weighted average exercise price			$ 60.30	66.87
Expired - weighted-average exercise price (in Canadian dollars per share)	48.09		$ 48.09
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)				62.88	56.29
Options exercisable at end of period (in Canadian dollars per share)					59.09